Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about inventories [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Current
Stockpile	$13,468	$9,368
Work in progress [1]	14,552	9,100
Finished goods	71,906	54,583
Materials and supplies	41,756	39,413
	141,682	112,464
Non-current
Materials and supplies	5,809	4,537

	$147,491	117,001